Equity (Issuance of Common Stock and Series F Preferred Stock) (Details) (USD $)	0 Months Ended				0 Months Ended	12 Months Ended	3 Months Ended
	Mar. 23, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 26, 2009	Mar. 23, 2010 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Mar. 31, 2012 Series F Preferred Stock [Member] Minimum [Member]	Mar. 31, 2012 Series F Preferred Stock [Member] Maximum [Member]	Mar. 31, 2012 Senior Note 6.1% Due 2041 [Member]
Class of Stock [Line Items]
Common stock, shares issued	59,600,000	469,744,822	469,750,171
Sale of stock price per share	$ 27.75
Sale of stock, consideration received on transaction	$ 1,600,000,000
Depository shares, issued	23,000,000
Interest in mandatory convertible preferred stock series F represented by each depositary share	1/40th
Cumulative dividend on mandatory convertible preferred stock					7.25%
Sale of depository shares price per share	$ 25
Net proceeds from issuance of depository shares	$ 556,000,000
Preferred stock, liquidation preference per share		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock shares, Series F, reserved for future issuance					575,000
Conversion calculation period for number of shares issuable									20 days
Common stock issuable upon conversion of each share of mandatory convertible preferred stock, minimum range						$ 29.8831	$ 29.536
Common stock issuable upon conversion of each share of mandatory convertible preferred stock, maximum range						$ 36.4596		$ 36.036